FAIR VALUE MEASUREMENTS (Details) - Churchill Capital Corp IV - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Liabilities:
Warrant Liability	$ 30,394,794	$ 17,174,038	$ 142,200,500
Recurring | Level 1
Assets:
Marketable securities held in Trust Account	2,070,290,785		2,070,086,006
Recurring | Level 3
Liabilities:
Warrant Liability	30,394,794
Public Warrants
Liabilities:
Warrant Liability			62,928,000
Public Warrants | Recurring | Level 1
Liabilities:
Warrant Liability	658,260,000		62,928,000
Private Placement Warrants
Liabilities:
Warrant Liability	910,991,000	$ 533,482,500	79,272,500
Private Placement Warrants | Recurring | Level 3
Liabilities:
Warrant Liability	$ 910,991,000		$ 79,272,500